Restatement of Financial Statements (Details) - Schedule of restated in the Consolidated Statements of Changes in Shareholder’s Equity	6 Months Ended
Jun. 30, 2023 USD ($)
Previously Reported [Member]
Restatement of Financial Statements (Details) - Schedule of restated in the Consolidated Statements of Changes in Shareholder’s Equity [Line Items]
Deficit-Beginning of period	$ (77,818,663)
loss for the period	(7,583,252)
Deficit-end of period	(85,401,915)
Share capital-Beginning of period	73,312,866
warrants exercised	6,313,824
Share capital-end of period	79,626,690
Revision of Prior Period, Adjustment [Member]
Restatement of Financial Statements (Details) - Schedule of restated in the Consolidated Statements of Changes in Shareholder’s Equity [Line Items]
Deficit-Beginning of period
loss for the period	2,705,253
Deficit-end of period	2,705,253
Share capital-Beginning of period
warrants exercised	(2,705,253)
Share capital-end of period	(2,705,253)
As Restated [Member]
Restatement of Financial Statements (Details) - Schedule of restated in the Consolidated Statements of Changes in Shareholder’s Equity [Line Items]
Deficit-Beginning of period	(77,818,663)
loss for the period	(4,877,999)
Deficit-end of period	(82,696,662)
Share capital-Beginning of period	73,312,866
warrants exercised	3,608,571
Share capital-end of period	$ 76,921,437